Fees Summary	Oct. 17, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 802,825,162.86
Previously Paid Amount	0.00
Total Fee Amount	122,912.53
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 122,912.53
Narrative - Max Aggregate Offering Price	$ 802,825,162.86
Final Prospectus	true